CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (9,971)	$ (5,986,156)	$ (516,442)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on investments held in Trust Account		(348,332)
Change in fair value of Forward Purchase and Backstop Securities		(64,990)
Formation costs paid by Sponsor in exchange for issuance of Class B ordinary shares	9,961
Changes in operating assets and liabilities:
Prepaid expenses		211,725	(744,542)
Accounts payable			15,440
Accounts payable		4,524,208
Due to related party	5	56,782
Due to related party			884
Accrued expenses		825,986	107,734
Net cash used in operating activities	(5)	(780,777)	(1,136,926)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(235,750,000)
Net cash used in investing activities			(235,750,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor			25,000
Proceeds from initial public offering, net of underwriter's discount paid			225,400,000
Proceeds from sale of Private Placement Warrants			12,350,000
Proceeds from promissory note - related party	119,275		175,000
Repayment of Sponsor note			(175,000)
Payment of offering costs	(83,125)		(698,103)
Proceeds from convertible promissory note		750,000
Net cash provided by financing activities	36,150	750,000	237,076,897
Net Change in Cash	36,145	(30,777)	189,971
Cash - Beginning of period	0	189,971
Cash - End of period	36,145	159,194	189,971
Supplemental disclosure of noncash investing and financing activities:
Remeasurement of Class A ordinary shares subject to redemption to redemption amount		348,332	28,593,235
Initial classification of the Forward Purchase and Backstop Securities		$ 448,380
Offering costs included in accrued offering costs			314,153
Deferred underwriting fee payable			$ 8,050,000
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	15,039
Deferred offering costs included in promissory note - related party	55,725
Deferred offering costs included in accrued offering costs	$ 443,381